Determination of fair values - Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 3,455,470	$ 2,247,769
Liabilities at fair value	1,433,630	789,880
Level 1 | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	1,112	1,093
Level 3 | LPP put option liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	531	1,036
Level 3 | Contingent considerations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	3,004	0
Level 3 | Advances to a third party independent sales organization
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	16,616	46,680
Level 3 | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 1,148	$ 1,148